Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Loss Per Share
Schedule of Anti-Dilutive Share Equivalents

	Six Months Ended	Six Months Ended
	June 30, 2021	June 30, 2020
Share options	123,449,035	112,649,035
Warrants	460,910,100	460,910,100
Total Anti-Dilutive Share Equivalents	584,359,135	573,559,135